ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Principal activities

Julong Holding Limited (“Julong Holding”, or the “the Company”) was incorporated under the law of Cayman Islands on August 7, 2023 as an exempted company with limited liability. The Company and its direct or indirectly owned subsidiaries (collectively, the “Group”) are a provider of intelligent integrated solutions to public utilities, enterprises, commercial, and multifamily properties operating at scale in the People’s Republic of China (“PRC”).

(b) Organization

Julong Holding owns 100% equity interest of Jiangshan Holding Limited (“Jiangshan BVI”). Hong Kong Changfeng Holding Limited (“HK Changfeng”) is incorporated under the laws of Hong Kong and it is a 100% wholly-owned subsidiary of Jiangshan BVI. Beijing Junxinyuan Technology Development Co. Ltd. (“Beijing Junxinyuan”) is a wholly-owned subsidiary of HK Changfeng incorporated in PRC.

After February 21, 2024, Julong Holding owns 100% equity interest of Liyun Holding Limited (“Liyun BVI”). Hong Kong Qinan Holding Limited (“HK Qinan”) is a 100% wholly-owned subsidiary of Liyun BVI in Hong Kong.

Julong Online (Beijing) Technology Development Co., Ltd. (“Julong Online”) was established under the laws of the PRC on June 3, 1997, who is the Group’s main operating entity in China.

(c) Reorganization

In 2025 the Group undertook the following steps to effect a reorganization (the “Reorganization”) in anticipation of an initial public offering (“IPO”) of the Company’s equity securities,:

● Formation of Julong Holding, Jiangshan BVI, HK Changfeng, and Beijing Junxinyuan.

● HK Qinan injected US$83,490 in Julong Online and became Julong Online’s 1.00% shareholder.

● Beijing Junxinyuan obtained 99.00% equity interests of Julong Online with consideration of RMB59,098,500.

● Julong Holding acquired 100% of Liyun BVI, the 100% shareholder of HK Qinan, by issuing 11,132 of its own common shares, through which Julong Holding indirectly holds 100% of equity interests in Julong Online.

● Julong Holding issued 20,000,000 ordinary shares to Datongyi Holding Limited, a British Virgin Islands company, Datongyi Holding Limited, a British Virgin Islands company, of which 96.0% of the equity interests are held by Qiren Holding Limited, a British Virgin Islands company, which is wholly owned by Hushi Holding Limited, a British Virgin Islands company wholly owned by Mr. Jiaqi Hu.

Immediately before and after the Reorganization as described above, Julong Holding together with its subsidiaries, Jiangshan BVI, HK Changfeng, Beijing Junxinyuan and Julong Online were effectively controlled by the same controlling shareholders; therefore, the Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, and the entities under common control are presented on a combined basis for all periods to which such entities were under common control.

In June 2025, the Group successfully listed on Nasdaq.